Capital management (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Capital management
Total equity in % of total assets	39.00%	40.20%
Debt and lease liabilities in % of total assets	39.40%	41.80%